Investments (Components of Net Investment Income) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Gross investment income	$ 1,508,105	$ 427,543	$ 330,850	$ 834,563
Less investment expenses	(230,768)	(96,633)	(210,269)	(318,675)
Investment income, net of expenses	1,277,337	330,910	120,581	515,888
Fixed Maturities
Gross investment income	1,364,414	342,104	292,453	789,949
Mortgage loans
Gross investment income	80,749	78,466
Other
Gross investment income	$ 62,942	$ 6,973	$ 38,397	$ 44,614